Reserves - Disclosure of Restricted Share Units Reserve (Detail) - RSU [member]	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares
Disclosure of restricted share units reserve [line items]
Beginning balance | shares	336,929	316,336
Granted | shares	52,960	91,130
Released | shares	(141,525)	(69,494)
Forfeited | shares	(6,484)	(1,043)
Ending balance | shares	241,880	336,929
Weighted Average Intrinsic Value,Beginning Balance | $	$ 34.64	$ 33.81
Weighted Average Intrinsic Value,Granted | $	75.92	44.27
Weighted Average Intrinsic Value,Released | $	33.58	43.36
Weighted Average Intrinsic Value, Forfeited | $	45.9	44.4
Weighted Average Intrinsic Value, Ending Balance | $	$ 43.99	$ 34.64